Financial risk management and fair value estimates (Details 2) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	$ 53,676	$ 46,764
Borrowings	136,028	252,742
Finance lease obligations	5,493	1,720
Derivative financial instruments	49	6
Total	195,246	301,232
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	34	650
Borrowings	49,459	158,813
Finance lease obligations	2,339	1,812
Derivative financial instruments	0	0
Total	51,832	161,275
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	1	0
Borrowings	401,291	0
Finance lease obligations	623	19,049
Derivative financial instruments	0	0
Total	401,915	19,049
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	3	0
Borrowings	0	63,217
Finance lease obligations	389	1,998
Derivative financial instruments	0	0
Total	392	65,215
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	4,069	15
Borrowings	56,351	35,598
Finance lease obligations	428	1,904
Derivative financial instruments	0	0
Total	60,848	37,517
Urban Properties and Investments Business [Member]
Statement [Line Items]
Trade and other payables	57,783	47,429
Borrowings	643,129	510,370
Finance lease obligations	9,272	26,483
Derivative financial instruments	49	6
Total	$ 710,233	$ 584,288